Trade and other receivables (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Trade and other receivables
Schedule of trade and other receivables

	As at	As at
	May 31,	August 31,
	2023	2022
	$	$
Trade receivables	396,367	108,716
Sales taxes receivable	183,272	194,523
Interest and other receivables	3,751	169,309
	583,390	472,548

	2022	2021
	$	$
Trade receivables	108,716	27,388
Sales taxes receivable	194,523	166,749
Other receivables	169,309	125,603
	472,548	319,740

Schedule of aging analysis of receivables

	As at	As at
	May 31,	August 31,
	2023	2022
	$	$
0 – 30	—	77,625
31 – 60	101,047	—
61 – 90	5,006	14,212
91 and over	290,314	16,879
	396,367	108,716

	2022	2021
	$	$
0 – 30	77,625	—
31 – 60	—	2,008
61 – 90	14,212	25,380
91 and over	16,879	—
	108,716	27,388